Income Taxes (Schedule Of Income Tax Examination) (Details) (Internal Revenue Service (IRS) [Member])	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2002
Maximum [Member]
Income Tax Examination [Line Items]
Open Tax Year	2011